SUBSEQUENT EVENT (Details) - Share purchase agreement with remaining shareholders of TCTS [Member]	Mar. 01, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest acquired	30.00%
Cash payments	$ 80,000